Unaudited Condensed Consolidated Statements of Operations and Comprehensive Loss - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Revenues:
Total revenue	$ 10,376,170	$ 7,295,439
Cost of revenues:
Total cost of revenue	(6,052,831)	(2,236,718)
Gross Profit	4,323,339	5,058,721
Operating Expenses
Selling and marketing expenses	(3,945,328)	(1,316,733)
General and administrative expenses	(4,639,182)	(3,046,045)
Research and development expenses	(298,987)	(153,290)
Impairment of property and equipment	(1,464,413)
Total Operating Expenses	(10,347,910)	(4,516,068)
(Loss) Income from Operations	(6,024,571)	542,653
Interest income, net	57,430	82,913
Other income (expenses), net	784,979	(247,327)
(Loss) Income Before Income Taxes	(5,182,162)	378,239
Income tax benefits (expenses)	402,304	(284,695)
Net (Loss) Income	(4,779,858)	93,544
Less: net loss attributable to noncontrolling interests	58,268
Net (Loss) Income Attributable to Zhongchao Inc.’s shareholders	(4,721,590)	93,544
Other Comprehensive Loss
Foreign currency translation adjustment	(1,129,443)	(1,328,591)
Comprehensive Loss	(5,909,301)	(1,235,047)
Less: comprehensive loss attributable to noncontrolling interests	206,616
Net Loss Attributable to Zhongchao Inc.’s shareholders	$ (5,702,685)	$ (1,235,047)
Weighted average number of ordinary share outstanding
Basic (in Shares)	26,029,138	25,976,000
(Loss) Earnings per share
Basic (in Dollars per share)	$ (0.18)	$ 0
Services
Revenues:
Total revenue	$ 4,856,333	$ 7,295,439
Cost of revenues:
Total cost of revenue	(2,710,770)	(2,236,718)
Products
Revenues:
Total revenue	5,519,837
Cost of revenues:
Total cost of revenue	$ (3,342,061)